Investment Strategy - AFL CIO HOUSING INVESTMENT TRUST	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The HIT’s principal investment strategy is to construct and manage a portfolio that is composed primarily of multifamily and single family mortgage-backed assets (collectively, “Mortgage Securities”) with higher yield, higher credit quality and similar interest rate risk versus the securities in the Bloomberg U.S. Aggregate Bond Index (the “Bloomberg Aggregate”). As such, the HIT pursues a fundamental policy to concentrate in fixed-income securities in the mortgage and mortgage finance sector of the real estate industry. The HIT holds multifamily mortgage-backed securities (“MBS”) that are government and agency issued, guaranteed or insured and that have call (or prepayment) protection, in place of the following types of securities which are held in the Bloomberg Aggregate: (1) corporate debt; (2) some U.S. Treasury securities; and (3) some government-sponsored enterprise debt. Since government/agency multifamily MBS offer higher yields than comparable securities with similar credit and interest rate risk, the HIT expects to offer superior risk-adjusted returns compared to the Bloomberg Aggregate.

All securities in which the HIT invests must meet certain requirements described in detail later in this Prospectus and in the HIT’s Statement of Additional Information (“SAI”). Some types of these securities must meet certain standards set by a nationally recognized statistical rating organization (“NRSRO”), among other indicia of creditworthiness. The investment personnel of the HIT monitor the HIT’s investments compared with those in the Bloomberg Aggregate and may adjust holdings by purchasing or selling securities. When deciding whether to buy or sell a specific security, the investment personnel of the HIT compare the security to other similar securities and consider factors such as price, yield, duration and convexity (measures of interest rate sensitivity), servicer, geographic location, call or prepayment protection, as well as liquidity. The HIT may purchase Mortgage Securities by way of forward commitments. The HIT does not invest in Mortgage Securities that contain subprime loans.

The HIT invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in multifamily or single family housing investments or in other assets that finance, in whole or in part, residential facilities (“HIT’s 80% Policy”). Multifamily and single family housing investments include Mortgage Securities. Derivative instruments used by the HIT will be counted toward the HIT’s 80% Policy to the extent they have economic characteristics similar to the securities included within that policy. The HIT’s 80% Policy may be changed without Participant approval; however, Participants would be provided with written notice at least 60 days before the change takes effect.

The HIT uses a variety of strategies to manage risk. These strategies include, but are not limited to, managing the duration of the HIT portfolio within a range comparable to the Bloomberg Aggregate and managing prepayment risk by negotiating prepayment restrictions for Mortgage Securities backed by multifamily housing or healthcare facility projects. The HIT may use U.S. Treasury futures contracts to manage the duration of the HIT’s portfolio (i.e., to manage interest rate risk). The HIT may invest up to 10% of its assets (measured using notional value) in U.S. Treasury futures contracts for duration management purposes. The HIT seeks to minimize the risk of credit and default losses by purchasing securities that are guaranteed, insured, or otherwise credit-enhanced or that meet other criteria intended to manage risk.

Strategy Portfolio Concentration [Text]	The HIT invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in multifamily or single family housing investments or in other assets that finance, in whole or in part, residential facilities (“HIT’s 80% Policy”).